STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2013
STOCK-BASED COMPENSATION

7.    STOCK-BASED COMPENSATION

The Company has the 2012 Omnibus Long-Term Incentive Plan, which became effective on January 24, 2013, and allows for the issuance of equity awards with respect to up to 5 million shares of common stock, which are fully reserved for. For the nine months ended September 30, 2013, the Company granted options to purchase 406,772 shares of common stock at a weighted average price of $23.39 per share that vest over three to five years.

The weighted average fair value of options granted during the nine months ended September 30, 2013 was $9.41 per share. The fair value of each stock option to purchase common stock was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 44.2%; risk free interest rate of 0.93%; and expected life of options of 5.3 years.

The Company also had an incentive compensation plan (the “2008 Equity Incentive Plan”) which, as amended in March 2012, was authorized to issue 150,000 shares of Class L common stock and 1.5 million shares of Class A common stock. As discussed in Note 5, the Company effected a 1–for–1.9704 reverse split of its Class A common stock and therefore all previously reported options to purchase Class A shares and Class A share exercise prices in the accompanying financial statements and related notes have been retroactively adjusted to reflect the reverse stock split. No additional options will be granted under the 2008 Equity Incentive Plan. However, all outstanding options continue to be governed by their existing terms.

In addition, on January 11, 2013, the Company converted each share of its Class L common stock into 35.1955 shares of Class A common stock, and, immediately following the conversion of its Class L common stock, reclassified those shares as well as all outstanding shares of Class A common stock into common stock. All outstanding options to purchase Class L common stock have been converted into options to acquire common stock using the 35.1955 conversion ratio with the exercise price adjusted similarly for the conversion ratio.

The Company recorded stock-based compensation expense of $9.5 million in selling, general and administrative expenses during the nine months ended September 30, 2013, which included approximately $5.0 million associated with options to purchase 1.3 million shares of common stock that had been issued under the 2008 Equity Incentive plan, which vested upon the effectiveness of the Offering on January 24, 2013.

At September 30, 2013, there was $7.4 million of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the plans, which is expected to be recognized over the remaining requisite service period.